Long-term provisions (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Provisions
Balance at beginning of year	R 17,727	R 18,779
Capitalised in property, plant and equipment and assets under construction	1,925	350
Reduction in capitalised rehabilitation provision	(1)	(1,433)
Transfer to held for sale liabilities	(54)
Per the income statement	430	(596)
additional provisions and changes to existing provisions	39	401
reversal of unutilised amounts	(297)	(194)
effect of change in discount rate	688	(803)
Notional interest	857	962
Utilised during year (cash flow)	(1,099)	(729)
Foreign exchange differences recognised in income statement	127	251
Translation of foreign operations	48	143
Balance at end of year	19,960	17,727
Environmental
Provisions
Balance at beginning of year	14,933	15,716
Capitalised in property, plant and equipment and assets under construction	1,925	350
Reduction in capitalised rehabilitation provision	(1)	(1,433)
Transfer to held for sale liabilities	(51)
Per the income statement	1,095	(756)
additional provisions and changes to existing provisions	415	241
reversal of unutilised amounts	(8)	(194)
effect of change in discount rate	688	(803)
Notional interest	849	953
Utilised during year (cash flow)	(159)	(249)
Foreign exchange differences recognised in income statement	109	225
Translation of foreign operations	42	127
Balance at end of year	18,742	14,933
Share-based payments
Provisions
Balance at beginning of year	1,101	885
Per the income statement	(440)	655
additional provisions and changes to existing provisions	(440)	655
Utilised during year (cash flow)	(397)	(437)
Foreign exchange differences recognised in income statement		(1)
Translation of foreign operations		(1)
Balance at end of year	264	1,101
Other
Provisions
Balance at beginning of year	1,693	2,178
Transfer to held for sale liabilities	(3)
Per the income statement	(225)	(495)
additional provisions and changes to existing provisions	64	(495)
reversal of unutilised amounts	(289)
Notional interest	8	9
Utilised during year (cash flow)	(543)	(43)
Foreign exchange differences recognised in income statement	18	27
Translation of foreign operations	6	17
Balance at end of year	R 954	R 1,693